PROPERTY AND EQUIPMENT	12 Months Ended
Jan. 31, 2021
PROPERTY AND EQUIPMENT [abstract]
PROPERTY AND EQUIPMENT

9. PROPERTY AND EQUIPMENT

	Land and building	Leasehold improvements	Furniture & fixtures	Computer equipment	Machinery & equipment	Total
Cost
Balance, January 31, 2019	$—	$1,459,795	$478,864	$96,785	$429,664	$2,465,108
Assets from acquisition	—	522,279	50,388	25,846	646,507	1,245,020
Additions	4,675,389	97,956	12,350	—	560,328	5,346,023
Impairment	(3,305,176)	(709,064)	(125,282)	—	—	(4,139,522)
Balance, January 31, 2020	$1,370,213	$1,370,966	$416,320	$122,631	$1,636,499	$4,916,629
Additions	1,330,000	8,338	53,836	28,687	136,916	1,557,777
Category reclassification	—	(324,371)	—	—	324,371	—
Classified as held for sale	—	(792,467)	(87,957)	(40,708)	(557,882)	(1,479,014)
Disposals	—	(17,994)	(5,992)	(15,764)	(278,564)	(318,314)
Balance, January 31, 2021	$2,700,213	$244,472	$376,207	$94,846	$1,261,340	4,677,078

Accumulated Depreciation
Balance, January 31, 2019	—	$(301,583)	$(65,074)	$(7,619)	$(8,822)	$(383,098)
Depreciation expense	(128,225)	(214,331)	(88,667)	(52,324)	(215,853)	(699,400)
Balance, January 31, 2020	$(128,225)	$(515,914)	$(153,741)	$(59,943)	$(224,675)	$(1,082,498)
Depreciation expense	(73,847)	(129,976)	(65,962)	(19,777)	(341,256)	(630,818)
Category reclassification	—	128,319	—	—	(128,319)	—
Classified as held for sale	—	427,528	57,125	26,378	240,551	751,582
Disposals	—	3,549	3,650	9,152	185,082	201,433
Balance, January 31, 2021	$(202,072)	$(86,494)	$(158,928)	$(44,190)	$(268,617)	$(760,301)
Carrying amount, Jan. 31, 2020	$1,241,988	$855,052	$262,579	$62,688	$1,411,824	$3,834,131
Carrying amount, Jan. 31, 2021	$2,498,141	$157,978	$217,279	$50,656	$992,723	$3,916,777

Total depreciation expense for the year ended January 31, 2021 was $630,818 (year ended January 31, 2020 - $699,400). Of the total expense, $390,344 was allocated to inventory (2020 - $479,662).

During the year ended January 31, 2021, the Company recorded a loss of $116,881 related to the disposal of various items of leasehold improvements, furniture and fixtures, computer equipment and machinery and equipment related to the Oregon operations. The cost of the property and equipment disposed of was $318,314 and accumulated amortization was $201,433. There was $ gross proceeds and the loss has been recorded as impairment of capital assets.

During the year ended January 31, 2021, the Company transferred lights and equipment with a cost of $324,371 and accumulated depreciation of $128,319 between operating units resulting in a classification change from leasehold improvements to machinery and equipment.

At January 31, 2021, the Company reclassified property and equipment with a cost of $1,479,014 and accumulated depreciation of $751,582 to assets to held to sale. The assets consisted primarily of redundant processing and extraction equipment as well as leasehold improvements and fixtures in a right of use asset. Management estimated the fair value less costs to sell exceeds the carrying value and therefore the assets are measured at their carrying values.

On February 19, 2020, the Company amended the terms of the purchase of Phantom Farms and related companies, including SDP.  The amended terms of the purchase agreement regarding the real estate assets of SDP group resulted in the Company electing to purchase the real estate of the Phantom Farms outdoor grow (two parcels), and SDP receiving 7,132,042 shares of C21 with a fair value of $2,582,903 (Note 18). The consideration exceeded the fair market value of land acquired and as a result, the Company recorded acquisition reorganization costs of $1,204,740.

During the year ended January 31, 2020, the Company recognized impairment charge of $4,139,522 related to the Oregon CGU as the estimated recoverable amount was less than the carrying amount.  There were no such impairments for the year ended January 31, 2021.